Equity (Details) - USD ($)					12 Months Ended
	Nov. 03, 2023	Jan. 01, 2023	Aug. 29, 2022	Jan. 01, 2021	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	May 02, 2023
Equity (Details) [Line Items]
Stockholders' equity note, stock split					the shareholders of the Company approved a 1 for 2,600 share forward split of the Company’s authorized and issued ordinary shares whereby every 1 share was split into 2,600 shares
Ordinary share, par value (in Dollars per share)					$ 0.000000385
Ordinary shares authorized					260,000,000,000	260,000,000,000
Ordinary shares			400			18,466
Converted ordinary shares			533,000		1,040,000
Issuance of ordinary share			205
Aggregate price (in Dollars)			$ 300,000
Share forward split, ordinary shares						48,011,600
Total share issued			1,340
Aggregate gross proceeds (in Dollars)	$ 1,528,800				$ 15,200,000
Additional ordinary shares					570,000
Ordinary shares outstanding					52,381,600	48,011,600	[1]
Ordinary shares issued					52,381,600	48,011,600	[1]
Granted shares		1,642
Restricted units amount (in Dollars)		$ 3,240,344
Vesting period, term				20 months
Share based compensation (in Dollars)						$ 1,266,890		$ 1,973,454
IPO [Member]
Equity (Details) [Line Items]
Ordinary shares					3,800,000
Public offering price (in Dollars per share)					$ 4
Over-Allotment Option [Member]
Equity (Details) [Line Items]
Aggregate gross proceeds (in Dollars)	$ 546,000
Additional ordinary shares	150,000
Purchase remaining ordinary shares	420,000
Ordinary Shares [Member]
Equity (Details) [Line Items]
Converted ordinary shares			1,040,000
Ordinary share issued			670
Share forward split, ordinary shares			3,484,000
Maximum [Member]
Equity (Details) [Line Items]
Ordinary share, par value (in Dollars per share)									$ 0.001
Ordinary shares authorized									260,000,000,000
Minimum [Member]
Equity (Details) [Line Items]
Ordinary share, par value (in Dollars per share)									$ 0.000000385
Ordinary shares authorized									100,000,000
Subscription Agreement [Member]
Equity (Details) [Line Items]
Ordinary share issued			109
Share forward split, ordinary shares			283,400
Restricted Share Units [Member]
Equity (Details) [Line Items]
Issuance of ordinary share			1,642
Share forward split, ordinary shares			4,269,200
Share based compensation (in Dollars)						$ 1,266,890		$ 1,973,454

[1]	Giving retroactive effect to the share forward split on May 2, 2023.